UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.3%
	BRAZIL – 4.9%
22,200	Banco Santander Brasil S.A. - ADR	$180,486
24,200	Banestes S.A. Banco do Estado do Espirito Santo	26,075
1,800	Braskem S.A. - ADR	43,236
7,200	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	77,472
5,100	Cielo S.A.	42,685
6,800	Cosan Ltd. - Class A	49,776
14,100	Itau Unibanco Holding S.A. - ADR	167,931
517	Itausa - Investimentos Itau S.A.	1,487
37,400	JBS S.A.	92,349
4,000	M Dias Branco S.A.	65,110
13,400	Petroleo Brasileiro S.A. - ADR *	118,054
21,600	Petroleo Brasileiro S.A. - ADR *	183,600
11,000	Qualicorp S.A.	115,700
23,900	Sao Martinho S.A.	134,583
13,400	Tupy S.A.	63,597
12,900	Vale S.A. - ADR	129,387
20,300	Wiz Solucoes e Corretagem de Seguros S.A.	128,893
		1,620,421
	CHILE – 1.5%
4,914	AntarChile S.A.	66,774
3,600	Banco Santander Chile - ADR	101,772
548,085	Enel Chile S.A.	59,609
2,100	Enel Generacion Chile S.A. - ADR	48,972
80,000	Grupo Security S.A.	30,287
2,412	Inversiones La Construccion S.A.	32,066
688,568	Masisa S.A. *	51,394
34,306	Salfacorp S.A.	45,122
72,420	Socovesa S.A.	38,005
		474,001
	CHINA – 27.7%
729,000	Agricultural Bank of China Ltd. - Class H	340,663
103,000	Ajisen China Holdings Ltd.	44,572
5,400	Alibaba Group Holding Ltd. - ADR *	836,730
13,500	Anhui Conch Cement Co., Ltd. - Class H	49,950
1,000	Autohome, Inc. - ADR *	48,680
58,000	BAIC Motor Corp. Ltd. - Class H [1]	52,202
200	Baidu, Inc. - ADR *	45,270
96,000	Bank of China Ltd. - Class H	47,319
172,000	Bank of Communications Co., Ltd. - Class H	127,500
664,000	Bosideng International Holdings Ltd.	58,657
88,000	Boyaa Interactive International Ltd. *	36,165
13,500	BYD Electronic International Co., Ltd.	34,118
130,000	China Aoyuan Property Group Ltd.	55,756

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
163,000	China Cinda Asset Management Co., Ltd. - Class H	$67,823
330,000	China Communications Services Corp. Ltd. - Class H	179,559
574,000	China Construction Bank Corp. - Class H	477,672
293,000	China Dongxiang Group Co., Ltd.	54,393
110,000	China Everbright Ltd.	250,679
15,000	China Hongqiao Group Ltd. *	15,363
117,000	China Huarong Asset Management Co., Ltd. - Class H [1]	47,934
58,000	China Lesso Group Holdings Ltd.	40,915
78,000	China Lilang Ltd.	52,328
68,000	China Lumena New Materials Corp. * 2	—
6,000	China Metal Recycling Holdings Ltd. * 2	—
12,500	China Mobile Ltd.	134,029
184,000	China Petroleum & Chemical Corp. - Class H	139,694
88,000	China Resources Cement Holdings Ltd.	52,389
47,500	China Shenhua Energy Co., Ltd. - Class H	118,343
91,000	China Shineway Pharmaceutical Group Ltd. *	91,107
100,000	China Singyes Solar Technologies Holdings Ltd. *	38,024
229,000	China Suntien Green Energy Corp. Ltd. - Class H	48,375
366,000	China Telecom Corp. Ltd. - Class H	174,312
12,600	China Vanke Co., Ltd. - Class H	37,183
63,500	China Yongda Automobiles Services Holdings Ltd.	82,436
2,400	China Yuchai International Ltd.	54,192
329,000	Chongqing Rural Commercial Bank Co., Ltd. - Class H	242,618
96,000	CIFI Holdings Group Co., Ltd.	54,694
38,000	CITIC Ltd.	57,797
1,140,000	Concord New Energy Group Ltd.	48,894
89,000	Consun Pharmaceutical Group Ltd.	72,127
14,000	Geely Automobile Holdings Ltd.	32,371
166,500	Great Wall Motor Co., Ltd. - Class H	213,593
26,000	Guangzhou R&F Properties Co., Ltd. - Class H	46,469
185,000	Harbin Bank Co., Ltd. - Class H * 1	58,739
21,000	Hisense Kelon Electrical Holdings Co., Ltd. - Class H	30,058
61,000	Hua Hong Semiconductor Ltd. [1]	82,783
142,000	Huaneng Renewables Corp. Ltd. - Class H	43,268
84,000	Huishang Bank Corp. Ltd. - Class H	40,866
578,000	Industrial & Commercial Bank of China Ltd. - Class H	404,781
438,000	Jiangnan Group Ltd.	33,085
180,000	Ju Teng International Holdings Ltd.	72,592
37,000	Kingboard Chemical Holdings Ltd.	166,743
107,000	Kingboard Laminates Holdings Ltd.	149,319
122,000	Kingsoft Corp. Ltd.	321,760
24,000	Longfor Properties Co., Ltd.	60,286
1,300	Momo, Inc. - ADR *	57,109
200	NetEase, Inc. - ADR	62,256

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
30,000	Nine Dragons Paper Holdings Ltd.	$44,707
328,500	Parkson Retail Group Ltd.	52,992
4,500	Ping An Insurance Group Co. of China Ltd. - Class H	33,386
238,000	Shanghai Prime Machinery Co., Ltd. - Class H	50,886
37,000	Shimao Property Holdings Ltd.	73,803
206,000	Sihuan Pharmaceutical Holdings Group Ltd.	86,770
66,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	37,517
36,500	Sinotruk Hong Kong Ltd.	38,319
377,000	Springland International Holdings Ltd.	72,882
197,000	Sun Art Retail Group Ltd.	160,661
29,100	Tencent Holdings Ltd.	1,167,606
35,500	Texhong Textile Group Ltd.	38,178
200,000	Tianjin Development Holdings Ltd.	115,737
70,000	Tianneng Power International Ltd.	55,564
164,000	Wasion Group Holdings Ltd.	72,648
600	Weibo Corp. - ADR *	46,170
66,000	Weichai Power Co., Ltd. - Class H	63,627
34,000	Weiqiao Textile Co. - Class H *	27,563
137,000	Xingda International Holdings Ltd.	59,285
76,000	Yanzhou Coal Mining Co., Ltd. - Class H	74,825
94,000	Yuzhou Properties Co., Ltd.	55,841
2,500	YY, Inc. - ADR *	178,750
26,000	Zhejiang Expressway Co., Ltd. - Class H	32,455
86,500	Zhongsheng Group Holdings Ltd.	189,372
		9,116,084
	COLOMBIA – 0.5%
10,601	Bancolombia S.A.	108,632
37,071	Celsia S.A. ESP	58,844
		167,476
	CZECH REPUBLIC – 0.2%
21,687	Moneta Money Bank A.S. [1]	78,152

	EGYPT – 0.2%
8,826	ElSewedy Electric Co.	41,551
18,150	Faisal Islamic Bank of Egypt	17,902
		59,453
	GREECE – 0.4%
2,693	Bank of Greece	43,231
2,307	Motor Oil Hellas Corinth Refineries S.A.	52,028
4,716	Mytilineos Holdings S.A. *	46,898
		142,157

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HUNGARY – 0.1%
458	MOL Hungarian Oil & Gas PLC	$39,640
	INDIA – 9.0%
12,623	Apollo Tyres Ltd.	52,439
10,427	Balmer Lawrie & Co., Ltd.	40,691
67,077	Balrampur Chini Mills Ltd.	172,943
11,619	Bharat Petroleum Corp. Ltd.	85,338
7,770	Bharti Infratel Ltd.	48,618
9,376	DB Corp. Ltd.	54,728
8,313	DCM Shriram Ltd.	47,823
8,747	Dewan Housing Finance Corp. Ltd.	62,278
5,723	Divi's Laboratories Ltd. *	60,030
15,635	FDC Ltd./India *	44,101
1,028	GAIL India Ltd. - GDR	36,083
2,912	Goodyear India Ltd.	40,604
22,239	HCL Technologies Ltd.	309,537
14,858	Hindalco Industries Ltd.	50,873
11,468	Hindustan Petroleum Corp. Ltd.	68,506
6,975	Indiabulls Housing Finance Ltd.	127,782
6,326	Indiabulls Housing Finance Ltd. - GDR	115,892
10,120	Indian Bank	49,432
6,727	Indian Oil Corp. Ltd.	38,552
9,684	IRB Infrastructure Developers Ltd.	34,010
20,947	Jindal Saw Ltd.	33,534
19,737	JK Tyre & Industries Ltd.	49,811
20,329	JM Financial Ltd.	38,075
12,647	JSW Steel Ltd.	43,618
4,625	Jubilant Life Sciences Ltd.	51,544
24,638	Mangalore Refinery & Petrochemicals Ltd. *	47,720
57	MRF Ltd.	61,485
22,343	Navneet Education Ltd.	57,293
6,426	NIIT Technologies Ltd.	51,637
13,199	NTPC Ltd.	33,784
16,631	Oil & Natural Gas Corp. Ltd.	43,916
12,614	Petronet LNG Ltd.	40,102
46,713	Power Finance Corp. Ltd.	90,584
61,896	Punjab & Sind Bank *	52,439
13,965	Redington India Ltd.	32,446
5,088	Reliance Capital Ltd.	57,454
34,615	Rural Electrification Corp. Ltd.	94,454
145,590	South Indian Bank Ltd.	68,425
12,166	Sterlite Technologies Ltd.	40,129
14,835	Tata Coffee Ltd.	29,878
24,196	Tata Power Co., Ltd.	30,928
7,389	Tata Steel Ltd. - GDR	64,358

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDIA (Continued)
6,745	Tech Mahindra Ltd.	$40,569
37,994	Trident Ltd.	48,891
1,859	Vardhman Textiles Ltd. *	35,314
6,773	Vedanta Ltd.	29,546
8,500	Vedanta Ltd. - ADR	149,600
		2,957,794
	INDONESIA – 2.4%
372,500	Adaro Energy Tbk P.T.	49,903
92,000	Adira Dinamika Multi Finance Tbk P.T.	46,953
52,700	Astra Agro Lestari Tbk P.T.	58,241
1,376,500	Bank Bukopin Tbk	61,469
267,800	Bank Tabungan Negara Persero Tbk P.T.	52,258
347,300	Indah Kiat Pulp & Paper Corp. Tbk P.T.	72,202
523,300	Japfa Comfeed Indonesia Tbk P.T.	45,755
157,700	Link Net Tbk P.T.	59,771
94,000	Mitra Adiperkasa Tbk P.T.	44,446
1,000,400	Salim Ivomas Pratama Tbk P.T.	38,292
218,100	Sarana Menara Nusantara Tbk P.T.	65,640
2,700	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	94,581
338,500	Tunas Baru Lampung Tbk P.T.	37,727
21,900	United Tractors Tbk P.T.	49,474
		776,712
	MALAYSIA – 2.5%
59,800	AFFIN Holdings Bhd	35,895
88,700	AirAsia Bhd	66,916
29,800	AMMB Holdings Bhd	34,453
118,400	CIMB Group Holdings Bhd	181,133
16,100	Genting Bhd	36,551
36,400	Hap Seng Plantations Holdings Bhd	22,104
117,100	Malayan Flour Mills Bhd	64,273
79,500	Matrix Concepts Holdings Bhd	50,691
99,600	OSK Holdings Bhd	37,221
66,800	Padini Holdings Bhd	58,352
27,400	Petronas Chemicals Group Bhd	44,477
33,100	Tenaga Nasional Bhd	109,161
60,600	UOA Development Bhd	36,800
151,500	YTL Power International Bhd	49,539
		827,566
	MEXICO – 3.0%
15,400	America Movil S.A.B. de C.V. - ADR	272,272
9,600	Arca Continental S.A.B. de C.V.	71,170
400	Coca-Cola Femsa S.A.B. de C.V. - ADR	33,992

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
83,700	Grupo Famsa S.A.B. de C.V. - Class A *	$49,320
14,900	Grupo Financiero Banorte S.A.B. de C.V. - Class O	98,778
11,500	Grupo Financiero Interacciones S.A. de C.V. - Class O	64,669
19,900	Grupo Industrial Saltillo S.A.B. de C.V.	45,719
14,100	Grupo Mexico S.A.B. de C.V.	45,929
6,890	Grupo Sanborns S.A.B. de C.V.	8,317
31,500	Industrias Bachoco S.A.B. de C.V.	157,053
1,855	Industrias Penoles S.A.B. de C.V.	45,605
25,460	Rassini S.A.B. de C.V. - Class A	59,293
10,300	Vitro S.A.B. de C.V.	46,234
		998,351
	PERU – 0.2%
25,855	BBVA Banco Continental S.A.	31,517
61,923	Ferreycorp S.A.A.	34,396
		65,913
	PHILIPPINES – 1.1%
25,220	Cebu Air, Inc.	50,480
187,400	DMCI Holdings, Inc.	59,793
60,300	East West Banking Corp.	38,180
386,200	Energy Development Corp.	45,692
15,890	San Miguel Corp.	31,994
6,150	San Miguel Pure Foods Co., Inc.	37,539
12,120	Semirara Mining & Power Corp.	40,712
389,400	Vista Land & Lifescapes, Inc.	46,225
		350,615
	POLAND – 1.2%
2,393	Dom Development S.A.	50,844
2,038	Jastrzebska Spolka Weglowa S.A. *	46,918
2,767	Polski Koncern Naftowy ORLEN S.A.	81,837
24,043	Polskie Gornictwo Naftowe i Gazownictwo S.A.	44,665
7,601	Powszechny Zaklad Ubezpieczen S.A.	93,623
30,545	Synthos S.A.	37,716
2,870	Warsaw Stock Exchange	37,473
		393,076
	QATAR – 0.8%
5,423	Barwa Real Estate Co.	49,824
3,592	Ooredoo QSC	94,516
3,145	Qatar Industrial Manufacturing Co. QSC	37,144
1,198	Qatar National Bank SAQ	45,409
7,971	Salam International Investment Ltd. QSC	20,098

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	QATAR (Continued)
4,860	United Development Co. QSC	$22,640
		269,631
	RUSSIA – 2.8%
19,600	Aeroflot PJSC	66,120
788	Bashneft PAO *	29,851
47,200	Gazprom Neft PJSC	157,570
893,000	Inter RAO UES PJSC	56,457
4,433	Lukoil PJSC - ADR	206,445
5,400	Mobile TeleSystems PJSC - ADR	46,278
32,000	Protek PJSC	54,002
2,383,000	RusHydro PJSC	30,554
76,490	Sberbank of Russia PJSC	210,485
171	VSMPO-AVISMA Corp. PJSC	46,532
		904,294
	SOUTH AFRICA – 6.8%
30,176	African Oxygen Ltd.	43,070
76,990	Arrowhead Properties Ltd.	51,117
13,382	Astral Foods Ltd.	146,921
7,009	Barclays Africa Group Ltd.	76,904
4,528	Barloworld Ltd.	40,745
76,473	Delta Property Fund Ltd. - REIT	42,186
27,461	Equites Property Fund Ltd. - REIT	37,090
5,299	Exxaro Resources Ltd.	43,795
14,236	Imperial Holdings Ltd.	187,785
4,317	Kumba Iron Ore Ltd. *	64,368
377,577	Merafe Resources Ltd.	38,965
24,145	Nampak Ltd. *	34,993
2,916	Naspers Ltd. - N Shares	643,548
9,968	Nedbank Group Ltd.	165,697
15,709	Netcare Ltd.	29,263
26,041	Raubex Group Ltd.	46,930
39,289	Rebosis Property Fund Ltd. - REIT	33,658
6,716	RMB Holdings Ltd.	32,406
2,729	Shoprite Holdings Ltd.	41,763
14,974	Standard Bank Group Ltd.	186,033
41,028	Telkom S.A. SOC Ltd.	202,513
5,448	Tongaat Hulett Ltd.	49,094
		2,238,844
	SOUTH KOREA – 14.8%
505	Com2uSCorp	51,761
3,598	DGB Financial Group, Inc.	38,422
438	Dongwon Industries Co., Ltd.	108,419

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
212	E-MART, Inc.	$48,119
1,967	F&F Co., Ltd.	49,305
546	GS Holdings Corp.	36,789
3,025	Hana Financial Group, Inc.	137,862
1,580	Hanwha Chemical Corp.	47,581
2,195	Hanwha Corp.	96,015
4,512	Hitejinro Holdings Co., Ltd.	46,570
2,681	Hyundai Engineering & Construction Co., Ltd.	108,529
12,637	Hyundai Hy Communications & Network Co., Ltd.	47,203
919	Hyundai Marine & Fire Insurance Co., Ltd.	37,284
284	Hyundai Motor Co.	36,799
825	Hyundai Steel Co.	46,225
3,100	KB Financial Group, Inc. - ADR	164,920
3,170	Kia Motors Corp.	103,679
174	Korea Petrochemical Ind Co., Ltd.	40,194
11,937	Korea Real Estate Investment & Trust Co., Ltd.	38,562
1,386	Korean Air Lines Co., Ltd. *	44,092
2,400	KT Corp. - ADR	43,656
1,678	LF Corp.	47,009
293	LG Chem Ltd.	85,880
1,309	LG Corp.	88,199
3,744	LG Display Co., Ltd.	105,891
2,492	LG Electronics, Inc.	149,424
5,159	LG Uplus Corp.	76,759
195	Lotte Chemical Corp.	64,300
960	LS Corp.	72,233
2,299	Meritz Fire & Marine Insurance Co., Ltd.	48,587
4,655	NH Investment & Securities Co., Ltd.	58,861
2,100	POSCO - ADR	157,752
551	S-Oil Corp.	57,363
1,709	Samjin Pharmaceutical Co., Ltd.	51,008
662	Samsung Electronics Co., Ltd.	1,425,691
910	SFA Engineering Corp.	30,535
3,600	Shinhan Financial Group Co., Ltd. - ADR	171,072
382	Shinyoung Securities Co., Ltd.	20,174
254	SK Holdings Co., Ltd.	61,625
5,173	SK Hynix, Inc.	305,096
541	SK Innovation Co., Ltd.	85,328
2,600	SK Telecom Co., Ltd. - ADR	70,876
2,992	SL Corp.	59,490
7,437	Sungwoo Hitech Co., Ltd.	47,451
3,641	Sunjin Co., Ltd.	60,518

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
5,293	Woori Bank	$90,341
		4,863,449
	TAIWAN – 11.8%
15,000	A-DATA Technology Co., Ltd.	38,300
79,000	AmTRAN Technology Co., Ltd.	50,887
45,000	Ardentec Corp.	41,728
218,000	AU Optronics Corp.	88,079
305,000	Capital Securities Corp.	100,301
8,000	Catcher Technology Co., Ltd.	91,934
124,000	Cathay Financial Holding Co., Ltd.	202,043
74,000	Cheng Loong Corp.	38,844
126,000	China Bills Finance Corp.	62,383
37,080	China General Plastics Corp.	35,612
126,000	Chung Hwa Pulp Corp.	42,354
129,000	Compal Electronics, Inc.	85,657
20,000	Everlight Electronics Co., Ltd.	30,435
16,000	Far EasTone Telecommunications Co., Ltd.	38,681
43,000	Formosa Advanced Technologies Co., Ltd.	40,016
27,000	Formosa Chemicals & Fibre Corp.	81,370
24,280	Foxconn Technology Co., Ltd.	73,012
13,000	Fulgent Sun International Holding Co., Ltd.	36,853
49,000	Grand Pacific Petrochemical	35,457
800	Green Seal Holding Ltd.	2,345
113,472	Hon Hai Precision Industry Co., Ltd.	441,555
182,000	Innolux Corp.	88,904
62,000	King's Town Bank Co., Ltd.	64,063
50,000	Lien Hwa Industrial Corp.	46,530
56,214	Lite-On Technology Corp.	90,943
40,000	Nanya Technology Corp.	82,661
207,869	O-Bank Co., Ltd.	62,095
34,000	Pegatron Corp.	111,023
35,000	Powertech Technology, Inc. *	113,477
86,000	Prince Housing & Development Corp.	31,044
22,000	Radiant Opto-Electronics Corp.	52,312
27,000	Run Long Construction Co., Ltd. *	42,652
30,000	Sheng Yu Steel Co., Ltd.	35,270
45,000	Sigurd Microelectronics Corp.	41,877
32,000	Systex Corp.	60,936
118,000	Taichung Commercial Bank Co., Ltd.	40,642
11,000	Taiwan Mobile Co., Ltd.	39,344
22,600	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	812,696
51,000	Taiwan Styrene Monomer	35,216
20,000	United Integrated Services Co., Ltd.	37,622

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN (Continued)
104,000	Walsin Lihwa Corp.	$45,808
72,000	Wistron Corp.	72,726
375,000	Yuanta Financial Holding Co., Ltd.	160,827
21,000	Zhen Ding Technology Holding Ltd.	48,822
		3,875,336
	THAILAND – 2.2%
32,600	Dhipaya Insurance PCL	41,146
270,300	GFPT PCL	156,771
42,100	Indorama Ventures PCL	47,127
34,400	Kiatnakin Bank PCL	69,004
98,800	Krung Thai Bank PCL	53,740
96,600	MC Group PCL	50,221
14,200	PTT Exploration & Production PCL	37,552
25,200	PTT Global Chemical PCL	54,336
7,900	PTT PCL	92,113
22,400	Saha-Union PCL	27,767
49,600	Supalai PCL	35,475
21,500	Thai Oil PCL	55,403
2,600	Thai Stanley Electric PCL	16,252
		736,907
	TURKEY – 1.5%
17,411	Eczacibasi Yatirim Holding Ortakligi A.S.	51,055
51,649	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. - REIT *	46,668
21,710	Eregli Demir ve Celik Fabrikalari TAS	48,362
69,499	Is Yatirim Menkul Degerler A.S.	34,360
32,464	Soda Sanayii A.S.	52,579
14,005	Tekfen Holding A.S.	43,495
1,262	Tupras Turkiye Petrol Rafinerileri A.S.	38,871
5,400	Turkcell Iletisim Hizmetleri A.S. - ADR	49,680
8,222	Turkiye Halk Bankasi A.S.	35,253
46,718	Turkiye Is Bankasi - Class C	100,487
		500,810
	UNITED ARAB EMIRATES – 0.7%
60,493	DAMAC Properties Dubai Co. PJSC	65,877
88,514	Dubai Islamic Bank PJSC	146,515
		212,392
	TOTAL COMMON STOCKS (Cost $26,769,306)	31,669,074

	PREFERRED STOCKS – 2.6%
	BRAZIL – 1.7%
12,200	Cia de Saneamento do Parana - Preference	41,470
5,300	Cia Paranaense de Energia - Preference	44,036

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	BRAZIL (Continued)
75,065	Itausa - Investimentos Itau S.A. - Preference	$222,663
11,300	Jereissati Participacoes S.A. - Preference *	54,282
27,200	Metalurgica Gerdau S.A. - Preference *	45,880
17,100	Vale S.A. - ADR	160,569
		568,900
	RUSSIA – 0.2%
18	Transneft PJSC - Preference	54,340

	SOUTH KOREA – 0.7%
143	Samsung Electronics Co., Ltd. - Preference	246,757

	TOTAL PREFERRED STOCKS (Cost $653,713)	869,997

	RIGHT – 0.0%
	CHILE – 0.0%
10,720	Grupo Security S.A. *	421

	TOTAL RIGHTS (Cost $—)	421

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 0.7%
$224,349	UMB Money Market Fiduciary	224,349

	TOTAL SHORT-TERM INVESTMENTS (Cost $224,349)	224,349

	TOTAL INVESTMENTS – 99.6% (Cost $27,647,368)	32,763,841
	Other Assets in Excess of Liabilities – 0.4%	124,768

	TOTAL NET ASSETS – 100.0%	$32,888,609

ADR – American Depositary Receipt
GDR – Global Depositary Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $319,810.

[2]	Level 3 securities fair valued according to procedures established by the Board of Trustees, represents 0.00% of Net Assets.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.4%
	AUSTRALIA – 6.2%
86,290	Australian Pharmaceutical Industries Ltd.	$121,151
479,530	Beach Energy Ltd.	260,864
15,082	BlueScope Steel Ltd.	159,025
261,314	Cabcharge Australia Ltd.	455,732
36,909	Cedar Woods Properties Ltd.	144,979
98,231	Centuria Industrial REIT	194,104
51,904	Credit Corp. Group Ltd.	704,233
347,192	CSR Ltd.	1,088,794
611,520	Donaco International Ltd.	259,285
183,340	Downer EDI Ltd.	932,834
148,547	GrainCorp Ltd. - Class A	1,037,452
75,893	JB Hi-Fi Ltd.	1,579,182
316,511	MACA Ltd.	425,391
1,020,268	Mayne Pharma Group Ltd. *	783,566
647,811	Metcash Ltd.	1,357,812
153,706	Mineral Resources Ltd.	1,508,778
562,318	Myer Holdings Ltd.	341,889
522,198	MYOB Group Ltd.	1,391,136
675,049	Nine Entertainment Co. Holdings Ltd.	777,656
34,234	Perpetual Ltd.	1,382,506
147,425	Programmed Maintenance Services Ltd.	351,461
59,422	Regis Healthcare Ltd.	175,414
84,980	Super Retail Group Ltd.	570,386
79,800	Virtus Health Ltd.	358,142
536,197	Vita Group Ltd.	561,934
368,814	Whitehaven Coal Ltd. *	876,302
		17,800,008
	AUSTRIA – 1.5%
24,673	EVN A.G.	377,821
3,289	Kapsch TrafficCom A.G.	185,710
2,504	Lenzing A.G.	447,619
30,129	Porr Ag	1,074,150
15,849	RHI A.G.	598,911
8,884	S IMMO A.G.	132,834
119,727	Telekom Austria A.G. *	1,081,895
47,157	UNIQA Insurance Group A.G.	488,318
		4,387,258
	BELGIUM – 1.3%
84,355	AGFA-Gevaert N.V. *	393,563
902	Barco N.V.	90,349
2,446	Befimmo S.A. - REIT	151,822
3,884	Bekaert S.A.	187,832
4,651	bpost S.A.	127,439

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	BELGIUM (Continued)
3,475	Cie d'Entreprises CFE	$513,002
13,872	D'ieteren S.A.	657,717
28,731	Euronav N.V.	229,657
7,163	EVS Broadcast Equipment S.A.	291,074
10,635	Fagron *	145,355
2,320	Gimv N.V.	146,885
6,162	Intervest Offices & Warehouses N.V. - REIT	166,287
30,598	Orange Belgium S.A.	755,260
		3,856,242
	DENMARK – 1.7%
13,027	Alm Brand A/S	130,637
6,411	Dfds A/S	365,640
51,957	GN Store Nord A/S	1,581,296
64,914	Matas A/S	1,002,286
18,480	Nets A/S * 1	445,358
3,581	Solar A/S - B Shares	213,185
71,624	Spar Nord Bank A/S	963,378
3,465	Sydbank A/S	144,506
		4,846,286
	FINLAND – 2.0%
10,953	Atria OYJ	146,524
41,194	Cramo OYJ	1,180,176
21,928	Finnair OYJ	237,529
189,429	Outokumpu OYJ	1,594,460
129,809	Ramirent OYJ	1,293,941
65,546	Sanoma OYJ	609,911
151,922	Technopolis OYJ	658,263
50	Tieto OYJ	1,586
		5,722,390
	FRANCE – 3.9%
113,545	Air France-KLM *	1,537,098
10,893	APERAM S.A.	529,562
8,393	Assystem	321,730
3,616	Axway Software S.A.	103,852
4,152	Boiron S.A.	389,149
10,818	Cie des Alpes	353,343
23,634	Derichebourg S.A.	206,990
4,480	Devoteam S.A.	407,003
19,014	Euronext N.V. [1]	1,111,982
23,756	Faurecia	1,319,840
1,457	Gaztransport Et Technigaz S.A.	69,409
13,756	GL Events	407,941

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FRANCE (Continued)
1,362	Groupe Crit	$130,605
4,420	Ipsen S.A.	566,432
6,755	IPSOS	233,270
5,066	Jacquet Metal Service	141,539
4,122	Mersen	152,397
11,025	MGI Coutier	442,984
32,526	Neopost S.A.	1,490,952
550	Nexity S.A. *	29,518
7,574	Sopra Steria Group	1,309,557
		11,255,153
	GERMANY – 5.5%
56,266	ADLER Real Estate A.G. *	882,258
2,990	Aurubis A.G.	266,470
1,906	Bijou Brigitte A.G.	132,001
34,345	Borussia Dortmund GmbH & Co. KGaA	242,940
6,341	CENTROTEC Sustainable A.G.	140,377
5,327	Cewe Stiftung & Co. KGaA	471,717
24,512	Deutsche Beteiligungs A.G.	1,155,230
98,671	Deutz A.G.	733,345
83,281	DIC Asset A.G.	898,670
3,640	Draegerwerk A.G. & Co. KGaA	296,259
37,749	Elmos Semiconductor A.G.	920,598
1,405	Freenet A.G.	47,454
16,164	Gerresheimer A.G.	1,335,104
9,998	Leoni A.G.	591,630
1,946	Rheinmetall A.G.	194,439
17,585	Siltronic A.G. *	1,915,260
2,000	Sixt S.E.	141,399
17,804	Software A.G.	779,123
1,906	STRATEC Biomedical A.G.	116,680
40,951	Suedzucker A.G.	874,093
7,355	Surteco S.E.	217,246
12,209	TLG Immobilien A.G.	264,646
92,895	Uniper S.E.	1,912,447
93,732	VERBIO Vereinigte BioEnergie A.G.	1,065,928
6,436	Zeal Network S.E.	177,529
		15,772,843
	HONG KONG – 2.3%
49,000	Chong Hing Bank Ltd.	100,123
751,000	CITIC Telecom International Holdings Ltd.	228,834
6,140,000	CSI Properties Ltd.	326,228
7,824,000	Emperor Capital Group Ltd.	701,183
1,153,100	Emperor International Holdings Ltd.	445,839

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG (Continued)
157,100	Far East Consortium International Ltd.	$86,688
154,000	Giordano International Ltd.	85,766
3,762,000	Global Brands Group Holding Ltd. *	356,414
492,700	IT Ltd.	246,009
140,000	Kowloon Development Co., Ltd.	153,966
1,902,300	NewOcean Energy Holdings Ltd. *	562,595
2,524,000	Shun Tak Holdings Ltd. *	1,088,990
875,700	SITC International Holdings Co., Ltd.	728,741
725,000	Sun Hung Kai & Co., Ltd.	478,952
416,500	VST Holdings Ltd.	110,913
1,008,000	Xinyi Glass Holdings Ltd. *	1,042,741
		6,743,982
	IRELAND – 0.8%
54,142	Dalata Hotel Group PLC *	304,457
66,582	Green REIT PLC	116,185
37,513	Hibernia REIT PLC	62,307
510,636	Irish Residential Properties REIT PLC	810,053
13,202	Kingspan Group PLC	439,494
679	Paddy Power Betfair PLC	68,037
12,561	Smurfit Kappa Group PLC	373,544
		2,174,077
	ISRAEL – 1.6%
12,689	Cellcom Israel Ltd. *	118,221
24,585	Discount Investment Corp. Ltd.	98,994
72,343	Harel Insurance Investments & Financial Services Ltd.	430,243
274,274	Israel Discount Bank Ltd. - Class A *	707,307
5,200	Ituran Location and Control Ltd.	158,600
291,186	Migdal Insurance & Financial Holding Ltd.	298,684
13,493	Norstar Holdings, Inc.	242,748
6,300	Orbotech Ltd. *	223,398
15,100	SodaStream International Ltd. *	850,432
56,230	Tower Semiconductor Ltd. *	1,496,814
		4,625,441
	ITALY – 4.3%
498,748	A2A S.p.A.	849,058
8,100	ACEA S.p.A.	121,591
217,191	Astaldi S.p.A.	1,447,597
22,835	Autogrill S.p.A.	271,144
76,820	Azimut Holding S.p.A.	1,722,470
285,526	CIR-Compagnie Industriali Riunite S.p.A.	425,568
3,948	El.En. S.p.A.	115,865
624,176	Immobiliare Grande Distribuzione SIIQ S.p.A. - REIT	609,619

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ITALY (Continued)
610,379	Iren S.p.A.	$1,553,587
9,586	La Doria S.p.A.	116,435
279,272	Maire Tecnimont S.p.A.	1,566,462
41,058	OVS S.p.A. [1]	310,353
157,171	Saras S.p.A.	361,528
165,361	Societa Cattolica di Assicurazioni SCRL	1,430,049
18,028	Societa Iniziative Autostradali e Servizi S.p.A.	248,000
85,368	Sogefi S.p.A. *	432,550
161,215	Unipol Gruppo Finanziario S.p.A.	755,785
		12,337,661
	JAPAN – 29.8%
18,450	Achilles Corp.	325,672
136	AEON REIT Investment Corp.	149,144
37,000	Aisan Industry Co., Ltd.	331,253
58,800	Akebono Brake Industry Co., Ltd. *	195,209
93,500	AOKI Holdings, Inc.	1,211,103
21,000	Arcs Co., Ltd.	454,878
9,400	Avex Group Holdings, Inc.	123,719
14,300	Axial Retailing, Inc.	561,000
11,400	Belc Co., Ltd.	518,064
11,200	Cawachi Ltd.	276,635
7,000	Chori Co., Ltd.	129,847
123,000	Citizen Watch Co., Ltd.	915,987
68,900	CKD Corp.	1,156,822
33,000	Clarion Co., Ltd.	125,121
15,900	Cleanup Corp.	128,071
30,700	CONEXIO Corp.	505,703
6,500	Corona Corp.	68,157
25,300	Daido Metal Co., Ltd.	227,194
82,000	Daiho Corp.	396,444
9,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	82,975
191,000	Daiwabo Holdings Co., Ltd.	751,907
10,300	Denki Kogyo Co., Ltd.	52,974
36,700	DIC Corp.	1,393,165
116,000	Dowa Holdings Co., Ltd.	939,616
28,100	DTS Corp.	858,969
5,100	Dunlop Sports Co., Ltd.	52,043
12,400	Eagle Industry Co., Ltd.	216,180
13,800	EDION Corp.	127,179
3,100	Eizo Corp.	124,427
16,600	Exedy Corp.	520,232
267	Frontier Real Estate Investment Corp. - REIT	1,141,916
38,000	Fuji Machine Manufacturing Co., Ltd.	619,058

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
11,800	Fuji Oil Holdings, Inc.	$279,146
42,400	Fujibo Holdings, Inc.	1,286,480
95,700	Fujikura Ltd.	807,302
6,000	Fuso Pharmaceutical Industries Ltd.	151,027
159,700	Gunma Bank Ltd.	937,239
12,700	Hakuto Co., Ltd.	171,184
147,400	Haseko Corp.	1,847,764
108,600	Hazama Ando Corp.	749,645
18,900	Heiwa Corp.	416,419
232	Heiwa Real Estate REIT, Inc.	191,501
69,700	Hokuhoku Financial Group, Inc.	1,134,850
68,200	Inabata & Co., Ltd.	961,339
1,190	Invesco Office J-REIT, Inc.	1,158,211
330	Invincible Investment Corp. - REIT	147,871
36,800	Itoham Yonekyu Holdings, Inc.	342,147
46,900	Iyo Bank Ltd.	383,300
19,000	J-Oil Mills, Inc.	663,522
24,100	Jafco Co., Ltd.	1,154,229
16,000	Japan Aviation Electronics Industry Ltd.	252,819
458	Japan Logistics Fund, Inc. - REIT	930,582
122	Japan Rental Housing Investments, Inc. - REIT	90,854
182,200	Japan Securities Finance Co., Ltd.	915,586
10,400	K&O Energy Group, Inc.	159,049
13,800	K's Holdings Corp.	277,389
30,500	Kaga Electronics Co., Ltd.	673,105
14,800	Kaken Pharmaceutical Co., Ltd.	789,369
20,100	Kanamoto Co., Ltd.	721,992
44,000	Kandenko Co., Ltd.	470,951
115,000	Kanematsu Corp.	251,395
18,400	Kato Works Co., Ltd.	592,498
20,100	Keihin Corp.	289,891
32	Kenedix Residential Investment Corp. - REIT	80,403
5,900	Kohnan Shoji Co., Ltd.	107,730
13,900	Konoike Transport Co., Ltd.	189,502
5,500	Koshidaka Holdings Co., Ltd.	149,367
35,300	Kurabo Industries Ltd.	91,576
40,200	Kuroda Electric Co., Ltd.	769,760
23,000	KYB Corp.	130,183
33,600	Kyodo Printing Co., Ltd.	117,643
10,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	167,627
24,200	KYORIN Holdings, Inc.	517,827
42,700	Kyowa Exeo Corp.	729,709
716	LaSalle Logiport - REIT	720,254
28,800	Lintec Corp.	699,852

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
47,200	Macnica Fuji Electronics Holdings, Inc.	$752,237
35,000	Maeda Road Construction Co., Ltd.	722,255
26,500	Marvelous, Inc.	248,066
17,700	Matsumotokiyoshi Holdings Co., Ltd.	1,091,750
72,400	MCJ Co., Ltd.	856,362
175	MCUBS MidCity Investment Corp. - REIT	531,770
16,700	Mie Bank Ltd.	374,158
24,500	Ministop Co., Ltd.	539,580
62,300	Misawa Homes Co., Ltd.	571,886
7,500	Mitsubishi Shokuhin Co., Ltd.	217,017
302,000	Mitsubishi Steel Manufacturing Co., Ltd.	777,976
29,300	Mitsui Home Co., Ltd.	199,860
23,600	Mitsui Sugar Co., Ltd.	717,130
49,200	Miyazaki Bank Ltd.	164,677
107,000	Morinaga Milk Industry Co., Ltd.	782,276
56,500	Nagase & Co., Ltd.	888,154
15,700	NEC Capital Solutions Ltd.	270,722
53,300	NHK Spring Co., Ltd.	576,778
105,800	Nikkiso Co., Ltd.	1,094,996
16,350	Nippon Beet Sugar Manufacturing Co., Ltd.	319,748
184,000	Nippon Chemi-Con Corp.	746,047
11,100	Nippon Koei Co., Ltd.	307,592
432	NIPPON REIT Investment Corp.	1,214,749
113,000	Nippon Road Co., Ltd.	631,394
20,800	Nippon Steel & Sumikin Bussan Corp.	1,073,536
142,700	Nippon Suisan Kaisha Ltd.	833,587
69,400	Nippon Thompson Co., Ltd.	397,219
179,000	Nishimatsu Construction Co., Ltd.	1,031,022
188,000	Nisshin Oillio Group Ltd.	1,113,556
28,400	Nisshinbo Holdings, Inc.	287,748
3,400	Nittetsu Mining Co., Ltd.	190,902
11,000	NS Solutions Corp.	231,784
54,400	Okabe Co., Ltd.	532,922
15,000	Okumura Corp.	109,257
38,000	Osaki Electric Co., Ltd.	290,916
22,700	Paramount Bed Holdings Co., Ltd.	1,035,702
56,400	Penta-Ocean Construction Co., Ltd.	336,113
60,100	Press Kogyo Co., Ltd.	283,478
23,000	Pressance Corp.	317,738
7,400	Proto Corp.	115,720
81,800	Raito Kogyo Co., Ltd.	884,445
7,300	Riken Corp.	342,337
23,000	Ryobi Ltd.	108,903
12,100	Ryosan Co., Ltd.	473,595

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
38,300	Ryoyo Electro Corp.	$618,386
116,000	Sakai Chemical Industry Co., Ltd.	471,386
20,400	Sanoh Industrial Co., Ltd.	147,294
19,000	Sawai Pharmaceutical Co., Ltd.	1,071,976
50,200	Sekisui Plastics Co., Ltd.	430,305
91,000	Shinko Electric Industries Co., Ltd.	664,475
10,800	Shinko Shoji Co., Ltd.	141,068
21,800	Showa Corp. *	210,990
5,900	Showa Denko KK	154,451
113,000	Showa Sangyo Co., Ltd.	613,969
12,300	SKY Perfect JSAT Holdings, Inc.	55,227
94,000	Sojitz Corp.	237,036
16,800	Starzen Co., Ltd.	752,796
24,500	Sumitomo Densetsu Co., Ltd.	390,462
21,700	Sumitomo Forestry Co., Ltd.	332,650
613,900	Sumitomo Mitsui Construction Co., Ltd.	668,221
99,100	Sun Frontier Fudousan Co., Ltd.	1,058,013
26,500	Taiho Kogyo Co., Ltd.	374,021
22,000	Taiyo Yuden Co., Ltd.	370,774
150,000	Tatsuta Electric Wire and Cable Co., Ltd.	963,309
5,000	TIS, Inc.	151,254
6,800	Tocalo Co., Ltd.	259,985
1,500	Toei Animation Co., Ltd.	114,155
13,400	Toenec Corp.	81,437
23,000	Tokai Rika Co., Ltd.	423,720
171,200	Tokai Tokyo Financial Holdings, Inc.	1,000,071
1,700	Token Corp.	216,345
17,800	Tokyo Seimitsu Co., Ltd.	619,194
45,200	Tokyo Steel Manufacturing Co., Ltd.	387,856
106,400	Tosei Corp.	831,936
117,000	Toshiba Machine Co., Ltd.	556,107
152,000	Tosoh Corp.	1,813,053
13,700	Towa Pharmaceutical Co., Ltd.	662,352
35,000	Toyo Ink SC Holdings Co., Ltd.	181,913
24,000	Toyo Kanetsu KK	78,589
180,900	Toyo Kohan Co., Ltd.	795,832
11,700	Toyo Tire & Rubber Co., Ltd.	241,121
14,800	TS Tech Co., Ltd.	439,657
104,000	Tsubakimoto Chain Co.	883,922
19,300	Unipres Corp.	450,091
36,300	Vital KSK Holdings, Inc.	291,072
55,100	Wakita & Co., Ltd.	622,246
38,300	Yokogawa Bridge Holdings Corp.	582,951
12,000	Yorozu Corp.	202,785

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
91,000	Zeon Corp.	$1,141,576
		85,694,442
	NETHERLANDS – 2.5%
17,358	ASR Nederland N.V.	656,550
5,882	BE Semiconductor Industries N.V.	382,222
3,097	Kendrion N.V.	131,990
223,908	Koninklijke BAM Groep N.V.	1,332,262
22,015	NSI N.V. - REIT	860,584
42,117	Philips Lighting N.V. [1]	1,600,516
165,670	PostNL N.V.	784,515
30,825	Wereldhave N.V. - REIT	1,493,263
		7,241,902
	NEW ZEALAND – 1.1%
434,401	Air New Zealand Ltd.	1,092,853
192,896	Chorus Ltd.	646,077
26,440	Metlifecare Ltd.	110,994
229,472	New Zealand Refining Co., Ltd.	425,650
351,434	SKY Network Television Ltd.	873,571
		3,149,145
	NORWAY – 2.2%
4,349	Aker A.S.A.	164,825
21,363	Aker BP A.S.A.	403,193
53,663	Atea A.S.A. *	658,597
75,923	Austevoll Seafood A.S.A.	675,910
27,428	Grieg Seafood A.S.A.	225,692
181,012	Leroy Seafood Group A.S.A.	1,050,449
64,639	SpareBank 1 Nord Norge	482,969
97,753	SpareBank 1 SMN	988,358
34,387	Stolt-Nielsen Ltd.	524,799
188,955	Wallenius Wilhelmsen Logistics *	1,184,739
		6,359,531
	PORTUGAL – 0.3%
84,147	Mota-Engil SGPS S.A.	237,090
679,963	Sonae SGPS S.A.	782,436
		1,019,526
	SINGAPORE – 1.6%
660,800	CapitaLand Retail China Trust - REIT	809,422
742,000	Chip Eng Seng Corp. Ltd.	396,952
536,500	First Resources Ltd.	740,300
131,100	Frasers Commercial Trust - REIT	135,434
181,100	Frasers Logistics & Industrial Trust - REIT	146,329

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SINGAPORE (Continued)
374,200	Indofood Agri Resources Ltd.	$136,680
2,272,700	Lippo Malls Indonesia Retail Trust - REIT	771,430
533,000	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	176,985
37,400	Venture Corp. Ltd.	363,458
785,700	Yanlord Land Group Ltd.	1,049,378
		4,726,368
	SPAIN – 2.2%
66,339	Atresmedia Corp. de Medios de Comunicacion S.A.	779,073
55,617	CIE Automotive S.A.	1,378,080
10,345	Corp Financiera Alba S.A.	648,476
17,550	Ebro Foods S.A.	420,103
339,911	Ence Energia y Celulosa S.A.	1,448,656
9,100	Euskaltel S.A. [1]	93,014
34,234	Global Dominion Access S.A. * 1	158,505
3,163	Grupo Catalana Occidente S.A.	140,869
79,275	Papeles y Cartones de Europa S.A.	696,366
14,041	Tecnicas Reunidas S.A.	498,092
		6,261,234
	SWEDEN – 5.1%
9,468	Attendo A.B. [1]	119,027
199,345	Capio A.B. [1]	1,133,287
231,557	Dios Fastigheter A.B.	1,353,698
8,512	Elanders A.B. - B Shares	101,474
38,855	Granges A.B.	429,514
25,359	Gunnebo A.B.	135,059
142,133	Hemfosa Fastigheter A.B.	1,743,699
5,562	Humana A.B.	37,200
48,879	Inwido A.B.	614,484
23,565	JM A.B.	827,160
89,069	KappAhl A.B.	507,465
31,905	Klovern A.B. - A Shares	40,505
33,965	Loomis A.B. - Class B	1,262,045
36,894	Mycronic A.B.	384,988
18,016	New Wave Group A.B. - B Shares	125,517
153,691	Nobina A.B. [1]	757,624
119,112	Peab A.B.	1,398,575
109,483	Scandic Hotels Group A.B. [1]	1,522,142
427,093	SSAB A.B. *	1,763,641
58,641	Tethys Oil A.B.	423,077
2,378	Wihlborgs Fastigheter A.B.	57,846
		14,738,027

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND – 4.4%
1,000	Allreal Holding A.G. *	$181,903
4,447	ALSO Holding A.G. *	581,743
2,412	Autoneum Holding A.G.	579,678
12,588	BKW A.G.	717,269
12,810	Bobst Group S.A.	1,426,719
5,248	Cembra Money Bank A.G. *	470,800
4,012	Clariant A.G. *	93,351
2,000	Feintool International Holding A.G. *	244,261
690	Galenica A.G.	73,709
119,383	GAM Holding A.G. *	1,882,721
407	Georg Fischer A.G.	462,978
12,569	Implenia A.G.	930,002
600	Inficon Holding A.G. *	329,162
45,883	Kudelski S.A.	730,712
8,471	Logitech International S.A.	307,917
2,064	Orior A.G.	153,893
242	Rieter Holding A.G. *	56,058
387,499	Schmolz + Bickenbach A.G. *	356,643
4,541	Siegfried Holding A.G. *	1,320,741
252	St. Galler Kantonalbank A.G.	112,253
316	Straumann Holding A.G.	178,587
2,438	Sunrise Communications Group A.G. *1	192,115
4,815	Temenos Group A.G. *	465,566
80	Vetropack Holding A.G.	168,935
8,708	Vontobel Holding A.G.	579,483
		12,597,199
	UNITED KINGDOM – 18.1%
25,579	Aggreko PLC	286,367
406,481	Aldermore Group PLC *	1,164,899
105,223	Arrow Global Group PLC	606,362
13,439	Barratt Developments PLC	109,140
47,596	Bellway PLC	2,003,315
6,305	Berkeley Group Holdings PLC	290,834
92,744	Biffa PLC [1]	275,638
75,145	Britvic PLC	707,924
4,500	Chesnara PLC	22,711
71,741	Clinigen Group PLC	948,469
300,033	Conviviality PLC	1,523,126
182,021	Crest Nicholson Holdings PLC	1,292,087
663,416	Debenhams PLC	376,394
27,987	Dechra Pharmaceuticals PLC	655,455
393,309	Empiric Student Property PLC - REIT	569,543
1,325,290	EnQuest PLC *	585,793

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
148,861	Equiniti Group PLC [1]	$516,565
349,490	Evraz PLC *	1,097,488
595,989	Ferrexpo PLC	1,874,704
789,557	Firstgroup PLC *	1,203,244
40,141	Forterra PLC [1]	153,594
38,552	Galliford Try PLC	689,755
34,285	Go-Ahead Group PLC	812,001
9,868	Gocompare.Com Group PLC *	14,745
31,185	Greene King PLC	281,854
16,802	GVC Holdings PLC	170,370
51,900	Halfords Group PLC	228,171
235,169	Hastings Group Holdings PLC [1]	952,281
223,905	Highland Gold Mining Ltd.	432,802
41,566	Inchcape PLC	440,394
530,860	International Personal Finance PLC	1,330,827
283,039	John Laing Group PLC [1]	1,166,663
41,929	John Menzies PLC	388,365
20,761	Jupiter Fund Management PLC	146,278
73,325	Keller Group PLC	851,379
877,876	Ladbrokes Coral Group PLC	1,465,250
41,443	Micro Focus International PLC	1,221,035
112,777	Mitchells & Butlers PLC	359,803
6,478	N Brown Group PLC	26,702
195,227	National Express Group PLC	937,883
328,820	NewRiver REIT PLC	1,531,514
40,492	NMC Health PLC	1,209,043
243,530	Northgate PLC	1,387,147
260,100	OneSavings Bank PLC	1,356,268
74,771	Pagegroup PLC	483,116
1,447,561	Pan African Resources PLC	262,620
108,774	Paysafe Group PLC *	846,770
2,183,416	Pendragon PLC	864,263
4,701	Pennon Group PLC	49,931
142,563	Playtech PLC	1,806,726
201,096	Plus500 Ltd.	1,674,252
154,411	Premier Foods PLC *	79,966
1,901,431	Premier Oil PLC *	1,517,833
214,351	Redrow PLC	1,674,308
59,989	RPC Group PLC	709,198
24,313	RPS Group PLC	87,657
280,793	Safestore Holdings PLC - REIT	1,564,942
73,936	Savills PLC	891,641
50,437	Softcat PLC	266,193
17,245	Spectris PLC	559,740

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
19,744	SSP Group PLC	$132,729
4,682	Staffline Group PLC	74,996
24,546	Stobart Group Ltd.	89,291
97,095	Stock Spirits Group PLC	209,461
171,743	Telford Homes PLC	903,016
178,426	Telit Communications PLC	642,112
43,104	TP ICAP PLC	276,914
64,668	Tritax Big Box REIT PLC	127,817
37,137	TT Electronics PLC	104,002
10,984	UNITE Group PLC	97,246
46,036	Vedanta Resources PLC	467,406
219,984	Vesuvius PLC	1,577,534
79,730	William Hill PLC	263,522
		51,969,384
	TOTAL COMMON STOCKS (Cost $251,496,758)	283,278,099

	PREFERRED STOCKS – 0.8%
	GERMANY – 0.8%
11,101	Draegerwerk A.G. & Co. KGaA	1,194,603
14,406	Sixt S.E.	818,449
1,458	STO S.E. & Co. KGaA	205,918
		2,218,970
	TOTAL PREFERRED STOCKS (Cost $1,863,251)	2,218,970

	UNITS – 0.3%
	AUSTRALIA – 0.3%
49,189	Abacus Property Group - REIT	122,382
216,664	Aventus Retail Property Fund Ltd. - REIT	389,995
282,704	GDI Property Group - REIT	229,556
		741,933
	SINGAPORE – 0.0%
231,300	Ascendas Hospitality Trust - REIT	143,368

	TOTAL UNITS (Cost $856,978)	885,301

Principal Amount

	SHORT-TERM INVESTMENTS – 1.0%
$2,749,654	UMB Money Market Fiduciary, 0.01%[2]	2,749,654

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,749,654)	2,749,654

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of July 31, 2017 (Unaudited)

Value

TOTAL INVESTMENTS – 100.5% (Cost $256,966,641)	$289,132,024
Liabilities in Excess of Other Assets – (0.5)%	(1,387,059)
TOTAL NET ASSETS – 100.0%	$287,744,965

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $10,508,664.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS
July 31, 2017 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Federal Income Taxes
At July 31, 2017, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$27,654,438	$257,092,081

Gross unrealized appreciation	$5,611,484	$37,213,725
Gross unrealized depreciation	(502,081)	(5,173,782)
Net unrealized appreciation on investments	$5,109,403	$32,039,943

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2017, in valuing the Funds’ assets carried at fair value:

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Brazil	$1,620,421	$-	$-	$1,620,421
Chile	474,001	-	-	474,001
China	9,073,158	42,926	-	9,116,084
Colombia	167,476	-	-	167,476
Czech Republic	78,152	-	-	78,152
Egypt	59,453	-	-	59,453
Greece	142,157	-	-	142,157
Hungary	39,640	-	-	39,640
India	2,957,794	-	-	2,957,794
Indonesia	776,712	-	-	776,712
Malaysia	827,566	-	-	827,566
Mexico	998,351	-	-	998,351
Peru	65,913	-	-	65,913
Philippines	350,615	-	-	350,615
Poland	393,076	-	-	393,076
Qatar	269,631	-	-	269,631
Russia	904,294	-	-	904,294
South Africa	2,238,844	-	-	2,238,844
South Korea	4,863,449	-	-	4,863,449
Taiwan	3,875,336	-	-	3,875,336
Thailand	736,907	-	-	736,907
Turkey	500,810	-	-	500,810
United Arab Emirates	212,392	-	-	212,392
Preferred Stocks**	869,997	-	-	869,997
Rights**	-	421	-	421
Short-Term Investments	224,349	-	-	224,349
Total Investments	$32,720,494	$43,347	$-	$32,763,841

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

International Small Cap Fund	Level 1	Level 2***	Level 3***	Total
Investments
Common Stocks
Australia	$17,800,008	$-	$-	$17,800,008
Austria	4,387,258	-	-	4,387,258
Belgium	3,856,242	-	-	3,856,242
Denmark	4,846,286	-	-	4,846,286
Finland	5,722,390	-	-	5,722,390
France	11,255,153	-	-	11,255,153
Germany	15,772,843	-	-	15,772,843
Hong Kong	6,743,982	-	-	6,743,982
Ireland	2,174,077	-	-	2,174,077
Israel	4,625,441	-	-	4,625,441
Italy	12,337,661	-	-	12,337,661
Japan	85,694,442	-	-	85,694,442
Netherlands	7,241,902	-	-	7,241,902
New Zealand	3,149,145	-	-	3,149,145
Norway	6,359,531	-	-	6,359,531
Portugal	1,019,526	-	-	1,019,526
Singapore	4,726,368	-	-	4,726,368
Spain	6,261,235	-	-	6,261,235
Sweden	14,738,027	-	-	14,738,027
Switzerland	12,597,199	-	-	12,597,199
United Kingdom	51,969,383	-	-	51,969,383
Preferred Stocks**	2,218,970	-	-	2,218,970
Units**	885,301	-	-	885,301
Short-Term Investments	2,749,654	-	-	2,749,654
Total Investments	$289,132,024	$-	$-	$289,132,024

*	The Emerging Markets Fund held level 3 securities valued at zero at period end.
**
All preferred stocks and units held in the Funds are Level 1 securities and all rights held in the Fund are level 2 securities. For a detailed break-out by country, please refer to the Schedule of Investments.

***	The International Small Cap Fund did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2016 to July 31, 2017, represented by recognizing the July 31, 2017 market value of securities:

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
July 31, 2017 (Unaudited)

	Emerging Markets Fund	International Small Cap Fund
Transfers into Level 1	$1,810,978	$-
Transfers out of Level 1	(42,926)	-
Net transfers in (out) of Level 1	$1,768,052	$-

Transfers into Level 2	$42,926	$-
Transfers out of Level 2	(1,810,978)	-
Net transfers in (out) of Level 2	$(1,768,052)	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	09/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	09/29/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	09/29/17